Tax - Schedule of Effective Income Tax Rate (Details) - UNITED STATES $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Statutory Rate	$ (1,520)
Statutory Rate Percent	25.00%
North America
Statutory tax rate difference between North America and Chinese mainland	$ 9
Statutory tax rate difference between North America and Chinese mainland Percent	(0.15%)
Europe
Statutory tax rate difference between Europe and Chinese mainland	$ (19)
Statutory tax rate difference between Europe and Chinese mainland Percent	0.31%
Other foreign jurisdictions	$ (4)
Other foreign jurisdictions Percent	0.07%
Less tax losses carryforward available	$ 1,779
Less tax losses carryforward available Percent	(29.26%)
Changes in valuation allowance	$ 1,927
Changes in valuation allowance Percent	(31.70%)
Non-deductible items	$ 10
Non-deductible items Percent	(0.16%)
Additional deduction of qualified R&D expenditures	$ (794)
Additional deduction of qualified R&D expenditures Percent	13.06%
Effect of preferential tax rate of HNTE	$ 785
Effect of preferential tax rate of HNTE Percent	(12.91%)
Effective income tax rate	$ 2,173
Effective income tax rate Percent	(35.74%)